Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of income (loss) before taxes

	For the year ended	For the year ended	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016

PRC	$(2,107,084)	$(780,032)	$219,749
Foreign	(1,891,213)	(488,334)	-
	$(3,998,297)	$(1,268,366)	$219,749

Summary of china statutory rates to the company's effective tax rate

	For the year ended	For the year ended	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016

China income tax rate	25.0%	25.0%	25.0%
IPO costs	0%	7.7%	0.0%
PRC – non-deductible expense	(1.7)%	(1.7)%	0.0%
Cayman – non-deductible expense-consulting fee	(8.1)%	(9.6)%	0.0%
Cayman – non-deductible expense-external service fee	(3.7)%	0.0%	0.0%
Effective tax rate	11.5%	21.4%	25.0%

Summary of significant components of deferred tax assets
	December 31, 2018	December 31, 2017

Net operating losses	$810,863	$302,320
Total	$810,863	$302,320

Summary of tax payable
	December 31, 2018	December 31, 2017

VAT taxes payable	$42,860	$28,877
Other taxes payable	4,925	6,770
Total	$47,785	$35,647